MANAGEMENT’S RESPONSIBILITY	9 Months Ended
Sep. 30, 2023
Greens Natural Foods, Inc. [Member]
MANAGEMENT’S RESPONSIBILITY

NOTE 1 – MANAGEMENT’S RESPONSIBILITY

The accompanying condensed combined financial statements for the nine-months ended September 30, 2022, have been prepared by the Company’s management without an audit or review by an independent registered public accounting firm. The Company has made estimates and judgments affecting the amounts reported in the Company’s unaudited condensed combined financial statements and the accompanying notes. The actual results experienced by the Company may differ materially from the Company’s estimates. The financial information is unaudited but reflects all normal adjustments that are, in the opinion of management, necessary to provide a fair statement of results for the interim periods presented.